Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13,235	£ 14,083
Liabilities at fair value	3,354	3,422
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,920	1,709
Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,434	1,713
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,451	3,363
Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	834	973
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,950	9,747
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,584	9,227
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	83	18
Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,501	9,209
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,300	4,211
Liabilities at fair value	3,314	3,326
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,888	1,674
Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,426	1,652
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3,376	3,279
Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	496	450
Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	428	482
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	351	645
Liabilities at fair value	40	96
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	32	35
Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	8	61
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	75	84
Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	255	505
Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 21	56
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 846	663
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,457	2,325
Valuation technique	A
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	846	659
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,455	2,319
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	4
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2	6
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,745	2,089
Interest rate contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,618	1,960
Valuation technique	A & C
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest rate contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,742	2,087
Interest rate contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,604	1,951
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	3	2
Interest rate contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	14	9
Equity and credit contracts
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 51	52
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 83	171
Equity and credit contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 130	292
Valuation technique	B & D
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and credit contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	54	142
Equity and credit contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	71	223
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	29	29
Equity and credit contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	59	69
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,754)	(1,214)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,754)	(1,214)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,754)	(1,214)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,754)	(1,214)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 592	540
Valuation technique	A
Loans and advances to customers | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 21	56
Valuation technique	D
Loans and advances to customers | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	493	448
Loans and advances to customers | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	99	92
Loans and advances to customers | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	21	56
Debt securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 112	298
Valuation technique	A, B & D
Debt securities | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 8,929	9,691
Valuation technique	D
Debt securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	2
Debt securities | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	8,501	9,209
Debt securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	3	2
Debt securities | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	428	482
Debt securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	109	294
Debt securities | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 130	135
Valuation technique	B
Equity securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 83	16
Equity securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 47	119
Reverse repurchase agreements - non trading | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value
Reverse repurchase agreements - non trading | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Valuation technique	A
Reverse repurchase agreements - non trading | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non trading | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Reverse repurchase agreements - non trading | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non trading | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Reverse repurchase agreements - non trading | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value
Reverse repurchase agreements - non trading | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value
Debt securities in issue | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,057	1,105
Debt securities in issue | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt securities in issue | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,051	1,099
Debt securities in issue | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 6	6
Structured deposits | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 375	435
Structured deposits | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured deposits | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	375	406
Structured deposits | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	29
Collateral and associated financial guarantees | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 2	173
Collateral and associated financial guarantees | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	147
Collateral and associated financial guarantees | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 2	£ 26